Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of October 2013
Collection Period Start	1-Sep-13	Distribution Date	15-Oct-13
Collection Period End	30-Sep-13	30/360 Days	30
Beg. of Interest Period	16-Sep-13	Actual/360 Days	29
End of Interest Period	15-Oct-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	732,066,980.32	675,358,620.30	0.5045994
Total Securities		1,338,405,600.85	732,066,980.32	675,358,620.30	0.5045994
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	19,098,413.84	2,085,905.84	0.0139060
Class A-2b Notes	0.334000%	350,000,000.00	44,562,965.63	4,867,113.62	0.0139060
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	17,012,508.01	10,822.43	113.4167200	0.0721495
Class A-2b Notes	39,695,852.01	11,989.91	113.4167200	0.0342569
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,708,360.02	390,464.92

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,677,648.55
Monthly Interest				4,097,524.04
Total Monthly Payments				14,775,172.59

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				461,595.18
Aggregate Sales Proceeds Advance				24,904,703.48
Total Advances				25,366,298.66

Vehicle Disposition Proceeds:
Reallocation Payments				33,030,322.09
Repurchase Payments				2,618,018.02
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,572,167.39
Excess Wear and Tear and Excess Mileage				294,663.99
Remaining Payoffs				0.00
Net Insurance Proceeds				526,893.21
Residual Value Surplus				1,266,444.21
Total Collections				92,449,980.16

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,900,943.17			1,589
Involuntary Repossession	225,916.92			16
Voluntary Repossession	115,160.00			8
Full Termination	9,773,948.00			665
Bankruptcy	14,354.00			1
Insurance Payoff		521,304.14		28
Customer Payoff			218,801.45	14
Grounding Dealer Payoff			10,533,050.69	571
Dealer Purchase			3,115,068.71	153
Total	33,030,322.09	521,304.14	13,866,920.85	3,045

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of October 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,809	891,664,722.94	7.00000%	732,066,980.32
Total Depreciation Received		(11,644,538.52)		(10,387,835.24)
Principal Amount of Gross Losses	(70)	(1,304,466.35)		(1,088,939.11)
Repurchase / Reallocation	(184)	(3,222,293.11)		(2,618,018.02)
Early Terminations	(1,177)	(21,823,312.05)		(17,873,992.81)
Scheduled Terminations	(1,640)	(30,417,012.20)		(24,739,574.84)
Pool Balance - End of Period	40,738	823,253,100.71		675,358,620.30

Remaining Pool Balance
Lease Payment				116,406,133.33
Residual Value				558,952,486.97
Total				675,358,620.30

III. DISTRIBUTIONS

Total Collections					92,449,980.16
Reserve Amounts Available for Distribution
Total Available for Distribution					92,449,980.16

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					705,246.62
3. Reimbursement of Sales Proceeds Advance					24,288,861.87
4. Servicing Fee:
Servicing Fee Due					610,055.82
Servicing Fee Paid					610,055.82
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					25,604,164.31

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					10,822.43

Class A-2 Notes Monthly Interest Paid					10,822.43
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					11,989.91

Class A-2 Notes Monthly Interest Paid					11,989.91
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of October 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	390,464.92
Total Note and Certificate Monthly Interest Paid	390,464.92
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	66,455,350.93

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,708,360.02

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	56,708,360.02
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	9,746,990.91

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of October 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		9,746,990.91
Gross Reserve Account Balance		29,823,074.92
Remaining Available Collections Released to Seller		9,746,990.91
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		8.53
Monthly Prepayment Speed		62%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	953,619.53
Securitization Value of Defaulted Receivables and Casualty Receivables	1,088,939.11	70
Aggregate Defaulted and Casualty Gain (Loss)	(135,319.58)
Pool Balance at Beginning of Collection Period	732,066,980.32
Net Loss Ratio	-0.0185%

Cumulative Net Losses for all Periods	-0.0876%	(1,172,010.79)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,472,936.74	346
61-90 Days Delinquent	1,467,830.70	94
91-120+ Days Delinquent	352,246.09	23
Total Delinquent Receivables:	7,293,013.53	463
60+ Days Delinquencies as Percentage of Receivables	0.25%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	32,674,891.17	2254
Securitization Value	33,400,468.98
Aggregate Residual Gain (Loss)	(725,577.81)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	174,890,614.66	11,230
Cumulative Securitization Value	172,859,058.21
Cumulative Residual Gain (Loss)	2,031,556.45

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		31,324,955.77
Reimbursement of Outstanding Advance		24,288,861.87
Additional Advances for current period		24,904,703.48
Ending Balance of Residual Advance		31,940,797.38

Beginning Balance of Payment Advance		1,528,755.00
Reimbursement of Outstanding Payment Advance		705,246.62
Additional Payment Advances for current period		461,595.18
Ending Balance of Payment Advance		1,285,103.56

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of October 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No